Securities - Summary of Unrealized Gains and Losses on Securities at Fair Value through Other Comprehensive Income (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Allowance for credit losses on debt securities at FVOCI	$ 9	$ 11
Securities measured at fair value through other comprehensive income [member] | Commercial mortgage-backed securities [member]
Disclosure of financial assets [line items]
Amortized cost	1,467	1,442
Gross unrealized losses on securities measured at FVOCI	17	6
Fair value	1,450	1,436
Held-to-collect securities category [member]
Disclosure of financial assets [line items]
Amortized cost	$ 45,764	$ 46,109